Contingent liabilities and financial commitments - General Litigation Overview - Schedule of Categories of Tobacco Related Actions Pending Against Group Companies (Details) - Case	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Medical reimbursement cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	1	2
Change in Number Increase/(decrease)	(1)
Class actions
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	19	19
Change in Number Increase/(decrease)
Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	194	197
Change in Number Increase/(decrease)	(3)
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	33	91
Change in Number Increase/(decrease)	(58)
Broin II Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	1	69
Change in Number Increase/(decrease)	(68)
Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	31	29
Change in Number Increase/(decrease)	2
State Settlement Agreements – Enforcement and Validity
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	4	5
Change in Number Increase/(decrease)	(1)
Medical reimbursement cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	8	18
Change in Number Increase/(decrease)	(10)
Class actions, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	2	12
Change in Number Increase/(decrease)	(10)
Individual smoking and health cases, Non-US tobacco related
Disclosure Of Commitments And Contingencies [Line Items]
Case numbers	42	50
Change in Number Increase/(decrease)	(8)